CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 264	$ 282
Redeemable convertible preferred stock, par value	$ 0.01	$ 0.01
Redeemable convertible preferred stock, shares authorized	0	24,000,000
Redeemable convertible preferred stock, shares issued	0	23,600,000
Redeemable convertible preferred stock, shares outstanding	0	23,600,000
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	400,000,000	125,000,000
Common stock, shares issued	76,100,000	23,700,000
Common stock, shares outstanding	75,500,000	23,200,000
Common stock shares outstanding, subject to repurchase	600,000	800,000
Treasury stock, shares	500,000	500,000